Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at December 31, 2023. The interest payments are calculated until contractual maturity using the SOFR.

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2020 issuance	June 15, 2025	June 15, 2030	5.25%	3 months US$ SOFR + 5.060%	100,000	5,250	39,716	15,863
Total					100,000	5,250	39,716	15,863
Unamortized debt issuance costs					(1,510)
Long-term debt less unamortized debt issuance costs					98,490